Stock Incentive Plans (Details Narrative) - USD ($)					12 Months Ended
	Dec. 01, 2016	Nov. 15, 2016	Jul. 22, 2016	Jan. 02, 2016	Dec. 31, 2016
Options to purchase, shares				152,000	80,000
Options to purchase exercise price, per share				$ 0.26	$ 0.26
Stock option unrecognized compensation expense					$ 0
Stock option unrecognized compensation expense, shares					321,250
Stock option outstanding, intrinsic value					$ 7,000
Stock option exercisable, intrinsic value					$ 140,000
Stock option outstanding exercise price					$ 0.15
Compensation expenses					$ 325,787
Stock option granted					232,000
Chief Executive Officer [Member]
Wages compensation	$ 45,000		$ 70,000
Board of Directors [Member]
Options to purchase, shares					35,000
Options to purchase exercise price, per share					$ 0.10
Stock option weighted average period term					5 years
Compensation expenses		$ 140,000